Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 4,330,311	$ 4,330,311
Accumulated amortization:	508,467	37,694
Intangible assets, net	3,821,844	4,292,617
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,284,315	4,284,315
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 45,996	$ 45,996